Financial instruments	12 Months Ended
Dec. 31, 2014
Fair Value Disclosures [Abstract]
Financial instruments
18.	Financial instruments:

(a)	Fair value:

The carrying values of cash and cash equivalents, short-term investments, restricted cash, accounts receivable, loans to affiliate and accounts payable and accrued liabilities approximate their fair values because of their short term to maturity. As of December 31, 2014, the fair value of the Company’s Revolving and Term loan credit facilities is $2,911,330,000 (2013—$2,897,650,000) and the carrying value is $3,037,419,000 (2013—$3,241,618,000). As of December 31, 2014, the fair value of the Company’s other long-term liabilities, excluding the deferred gains, is $217,134,000 (2013—$587,733,000) and the carrying value is $214,458,000 (2013—$611,603,000). The fair value of the Revolving credit facilities, Term loan credit facilities and other long-term liabilities, excluding the deferred gains, are estimated based on expected principal repayments and interest, discounted by relevant forward rates plus a margin appropriate to the credit risk of the Company. Therefore, the Company has categorized the fair value of these financial instruments as Level 3 in the fair value hierarchy.

As of December 31, 2014, the fair value of the Company’s senior unsecured notes is $342,240,000 (December 31, 2013—nil) and the carrying value is $345,000,000 (December 31, 2013—nil). The fair value of senior unsecured notes is calculated based on a quoted price that is readily and regularly available in an active market. Therefore, the Company has categorized the fair value of these financial instruments as Level 1 in the fair value hierarchy.

The Company’s interest rate derivative financial instruments are re-measured to fair value at the end of each reporting period. The fair values of the interest rate derivative financial instruments have been calculated by discounting the future cash flow of both the fixed rate and variable rate interest rate payments. The discount rate was derived from a yield curve created by nationally recognized financial institutions adjusted for the associated credit risk. The fair values of the interest rate derivative financial instruments are determined based on inputs that are readily available in public markets or can be derived from information available in publicly quoted markets. Therefore, the Company has categorized the fair value of these derivative financial instruments as Level 2 in the fair value hierarchy.

(b)	Interest rate derivative financial instruments:

The Company uses interest rate derivative financial instruments, consisting of interest rate swaps and interest rate swaptions, to manage its interest rate risk associated with its variable rate debt. Prior to 2008, the Company applied hedge accounting to certain of its interest rate swaps. In 2008, the Company voluntarily de-designated all such interest rate swaps as accounting hedges such that the Company no longer applies hedge accounting. The amounts in accumulated other comprehensive loss related to the interest rate swaps to which hedge accounting was previously applied are recognized in earnings when and where the related interest is recognized in earnings.

As of December 31, 2014, the Company had the following outstanding interest rate derivatives:

Fixed per annum rate swapped for LIBOR	Notional amount as of December 31, 2014	Maximum notional amount(1)	Effective date	Ending date
5.6400%	$714,500	$714,500	August 31, 2007	August 31, 2017	(2)
5.4200%	438,462	438,462	September 6, 2007	May 31, 2024
5.9450%	266,944	266,944	January 30, 2014	May 31, 2019	(3)
5.6000%	175,200	175,200	June 23, 2010	December 23, 2021	(2)
5.0275%	111,000	111,000	May 31, 2007	September 30, 2015
5.5950%	103,500	103,500	August 28, 2009	August 28, 2020
5.2600%	103,500	103,500	July 3, 2006	February 26, 2021	(2)(4)
5.2000%	80,640	80,640	December 18, 2006	October 2, 2015
5.4975%	52,400	52,400	July 31, 2012	July 31, 2019
5.1700%	24,000	24,000	April 30, 2007	May 29, 2020
5.8700%	—	620,390	August 31, 2017	November 28, 2025

(1)	Over the term of the interest rate swaps, the notional amounts increase and decrease. These amounts represent the peak notional over the remaining term of the swap.
(2)	Prospectively de-designated as an accounting hedge in 2008.
(3)	On January 30, 2014, the Company terminated its swap that had an effective date of July 16, 2012 and a pay fixed rate of 5.175% and entered into a new swap with an effective date of January 30, 2014 and a pay fixed rate of 5.945%. The early termination of the swap resulted in a loss of $4,492,000 recorded in change in fair value of financial instruments.
(4)	The Company entered into a swaption agreement with a bank (Swaption Counterparty A) whereby Swaption Counterparty A had the option to require the Company to enter into an interest rate swap to pay LIBOR and receive a fixed rate of 5.26%. This was a European option and was open for a two hour period on February 26, 2014 after which it expired. The notional amount of the underlying swap was $106,800,000 with an effective date of February 28, 2014 and an expiration of February 26, 2021. If Swaption Counterparty A exercised the swaption, the underlying swap would effectively offset the Company’s 5.26% pay fixed LIBOR swap from February 28, 2014 to February 26, 2021. This option was not exercised by Swaption Counterparty A.

In addition, the Company entered into swaption agreements with a bank (Swaption Counterparty B) whereby Swaption Counterparty B has the option to require the Company to enter into interest rate swaps to pay LIBOR and receive a fixed rate of 1.183% and to pay 0.5% and receive LIBOR, respectively. The notional amounts of the underlying swaps are each $200,000,000 with an effective date of March 2, 2017 and an expiration of March 2, 2027.

The following table provides information about losses included in net earnings and reclassified from accumulated other comprehensive loss (“AOCL”) into earnings:

	2014	2013	2012
Gain/(Loss) on derivatives recognized in net earnings:
Change in fair value of financial instruments	$(105,694)	$60,504	$(135,998)
Loss reclassified from AOCL to net earnings(1)
Interest expense	$(4,259)	$(5,330)	$(8,310)
Depreciation and amortization	(1,052)	(882)	(836)

(1)	The effective portion of changes in unrealized loss on interest rate swaps was recorded in accumulated other comprehensive income until September 30, 2008 when these contracts were de-designated as accounting hedges. The amounts in accumulated other comprehensive income will be recognized in earnings when and where the previously hedged interest is recognized in earnings.

The estimated amount of AOCL expected to be reclassified to net earnings within the next twelve months is approximately $4,402,000.

(c)	Foreign exchange derivative instruments:

The Company is exposed to market risk from foreign currency fluctuations. The Company has entered into foreign currency forward contracts to manage foreign currency fluctuations. At December 31, 2014, the notional amount of the foreign exchange forward contracts is $14,200,000 (2013—$12,200,000) and the fair value liability is $638,000 (2013—$286,000).

Included in short-term investments is $1,100,000 of restricted cash held as collateral for these foreign currency forward contracts.

(d)	Fair value of asset and liability derivatives:

The following provides information about the Company’s derivatives:

	2014	2013
Fair value of financial instruments asset	$37,677	$60,188
Fair value of financial instruments liability	395,443	425,375

The following provides information about the effect of the master netting agreement:

December 31, 2014	Gross amounts of recognized assets and liabilities	Amounts subject to master netting agreement	Net amount
Derivative assets	$37,677	$26,625	$11,052
Derivative liabilities	395,443	26,625	368,818

Net asset (liability)	$(357,766)	$—	$(357,766)

December 31, 2013	Gross amounts of recognized assets and liabilities	Amounts subject to master netting agreement	Net amount
Derivative assets	$60,188	$49,534	$10,654
Derivative liabilities	425,375	49,534	375,841

Net asset (liability)	$(365,187)	$—	$(365,187)